20. Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions Tables Abstract
Lawsuits and proceedings that resulted in provisions
	Provisions	Escrow deposits	December 31, 2018	Provisions	Escrow deposits	December 31, 2017
Customer claims (i)	290,649	(43,841)	246,808	438,619	(56,301)	382,318
Supplier claims (ii)	67,985	(24,380)	43,605	332,037	(259,608)	72,429
Other civil claims (iii)	98,302	(13,519)	84,783	114,544	(16,227)	98,317
Tax claims (iv)	63,335	(8,091)	55,244	77,100	(5,507)	71,593
Labor claims (v)	302,935	(10,932)	292,003	299,842	(6,741)	293,101
Environmental claims (vi)	170,419	-	170,419	160,446	-	160,446
Total	993,625	(100,763)	892,862	1,422,588	(344,384)	1,078,204

Current	458,387	-	458,387	607,959	-	607,959
Noncurrent	535,238	(100,763)	434,475	814,629	(344,384)	470,245

Changes in provisions
	December 31, 2017	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2018
Customer claims (i)	438,619	29,732	40,749	(141,421)	(77,030)	290,649
Supplier claims (ii)	332,037	36,100	21,161	(308,253)	(13,060)	67,985
Other civil claims (iii)	114,544	22,578	12,939	(16,146)	(35,613)	98,302
Tax claims (iv)	77,100	10,763	4,157	(2,490)	(26,195)	63,335
Labor claims (v)	299,842	83,499	32,290	(44,900)	(67,796)	302,935
Environmental claims (vi)	160,446	33,392	18,294	(115)	(41,598)	170,419
Subtotal	1,422,588	216,064	129,590	(513,325)	(261,292)	993,625
Escrow deposits	(344,384)	(53,205)	(5,533)	269,248	33,111	(100,763)
Total	1,078,204	162,859	124,057	(244,077)	(228,181)	892,862

	December 31, 2016	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2017
Customer claims (i)	572,210	26,642	44,805	(138,466)	(66,572)	438,619
Supplier claims (ii)	332,667	23,017	36,888	(39,433)	(21,102)	332,037
Other civil claims (iii)	131,286	13,517	12,057	(19,975)	(22,341)	114,544
Tax claims (iv)	69,898	6,877	7,392	(259)	(6,808)	77,100
Labor claims (v)	285,413	55,106	38,861	(43,498)	(36,040)	299,842
Environmental claims (vi)	150,084	32,377	16,156	(24,585)	(13,586)	160,446
Subtotal	1,541,558	157,536	156,159	(266,216)	(166,449)	1,422,588
Escrow deposits	(368,483)	(29,089)	(7,823)	15,354	45,657	(344,384)
Total	1,173,075	128,447	148,336	(250,862)	(120,792)	1,078,204

	December 31, 2015	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2016
Customer claims (i)	561,061	109,540	95,459	(87,334)	(106,516)	572,210
Supplier claims (ii)	296,660	12,885	43,679	(20,018)	(539)	332,667
Other civil claims (iii)	124,833	20,638	19,940	(8,080)	(26,045)	131,286
Tax claims (iv)	62,812	20,716	14,265	(4,621)	(23,274)	69,898
Labor claims (v)	283,991	51,408	29,419	(37,072)	(42,333)	285,413
Environmental claims (vi)	83,520	68,485	23,508	-	(25,429)	150,084
Subtotal	1,412,877	283,672	226,270	(157,125)	(224,136)	1,541,558
Escrow deposits	(330,663)	(38,269)	(27,153)	9,601	18,001	(368,483)
Total	1,082,214	245,403	199,117	(147,524)	(206,135)	1,173,075

Lawsuits deemed as contingent liabilities
	December 31, 2018	December 31, 2017
Customer claims (i)	207,600	219,900
Supplier claims (ii)	1,459,100	1,430,600
Other civil claims (iii)	719,300	733,100
Tax claims (iv)	1,439,100	1,291,000
Labor claims (v)	624,200	677,400
Environmental claims (vi)	4,343,800	3,879,000
Total	8,793,100	8,231,000